Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
General and administrative	$ 11,201,445	$ 10,210,960	$ 10,521,551
Total operating costs and expenses	12,738,451	11,229,854	11,474,439
Loss from operations	(7,425,017)	(7,019,629)	(7,165,069)
Loss before provision for income taxes	(6,907,010)	(6,780,398)	(6,319,471)
Net loss	(6,571,184)	(7,069,862)	(6,128,442)
Net loss attributable to common stockholders	(5,990,123)	(6,659,441)	(5,963,555)
Comprehensive loss	$ (6,570,703)	$ (7,077,207)	$ (6,157,381)
Basic net loss per share (in Dollars per share)	$ (0.47)	$ (0.57)	$ (0.54)
Diluted net loss per share (in Dollars per share) (in Dollars per share)	$ (0.47)	$ (0.57)	$ (0.54)
Weighted average number of ordinary shares-basic (in Shares)	12,637,968	11,655,642	11,010,240
Weighted average number of ordinary shares-diluted (in Shares) (in Shares)	12,637,968	11,655,642	11,010,240
As Previously Reported [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
General and administrative		$ 10,314,223
Total operating costs and expenses		11,333,117
Loss from operations		(7,122,892)
Loss before provision for income taxes		(6,883,661)
Net loss		(7,173,125)
Net loss attributable to common stockholders		(6,762,704)
Comprehensive loss		$ (7,180,470)
Basic net loss per share (in Dollars per share)		$ (0.58)
Diluted net loss per share (in Dollars per share) (in Dollars per share)		$ (0.58)
Weighted average number of ordinary shares-basic (in Shares)		11,655,642
Weighted average number of ordinary shares-diluted (in Shares) (in Shares)		11,655,642
Adjustment [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
General and administrative		$ (103,263)
Total operating costs and expenses		(103,263)
Loss from operations		103,263
Loss before provision for income taxes		103,263
Net loss		103,263
Net loss attributable to common stockholders		103,263
Comprehensive loss		$ 103,263
Basic net loss per share (in Dollars per share)		$ 0.01
Diluted net loss per share (in Dollars per share) (in Dollars per share)		$ 0.01
Weighted average number of ordinary shares-basic (in Shares)
Weighted average number of ordinary shares-diluted (in Shares) (in Shares)